Financial Instruments - Schedule of Amounts Recorded in Accompanying Unaudited Condensed Consolidated Balance Sheets Related to Use of Derivatives (Details) - USD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024
Derivatives, Fair Value [Line Items]
Derivative Asset, Current, Statement of Financial Position [Extensible Enumeration]	Other Assets, Current	Other Assets, Current
Derivative Liability, Current, Statement of Financial Position [Extensible Enumeration]		Accrued Liabilities, Current
Derivative Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other liabilities
Other Current Assets [Member] | Cash Flow Hedging | Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative Asset	$ 1.8	$ 35.6
Other Current Assets [Member] | Cash Flow Hedging | Designated as Hedging Instrument | Forward exchange contracts
Derivatives, Fair Value [Line Items]
Derivative Asset	1.8	0.0
Other Current Assets [Member] | Cash Flow Hedging | Designated as Hedging Instrument | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset	0.0	35.6
Other Non-current Assets | Cash Flow Hedging | Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative Asset	3.1
Other Non-current Assets | Cash Flow Hedging | Designated as Hedging Instrument | Forward exchange contracts
Derivatives, Fair Value [Line Items]
Derivative Asset	0.0
Other Non-current Assets | Cash Flow Hedging | Designated as Hedging Instrument | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset	$ 3.1
Other Accrued Liabilities | Cash Flow Hedging | Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative Asset		2.8
Other Accrued Liabilities | Cash Flow Hedging | Designated as Hedging Instrument | Forward exchange contracts
Derivatives, Fair Value [Line Items]
Derivative Asset		2.8
Other Accrued Liabilities | Cash Flow Hedging | Designated as Hedging Instrument | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset		$ 0.0